Dividends - Additional Information (Details) ₩ / shares in Units, $ in Thousands, ₩ in Millions	3 Months Ended				12 Months Ended
	Sep. 30, 2022 KRW (₩) ₩ / shares	Jun. 30, 2022 KRW (₩) ₩ / shares	Mar. 31, 2022 KRW (₩) ₩ / shares	Dec. 31, 2021 KRW (₩) ₩ / shares	Dec. 31, 2022 KRW (₩) ₩ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩) ₩ / shares	Dec. 31, 2020 KRW (₩)
Disclosure Of Dividends [Abstract]
Dividends recognised as distributions to owners	₩ 194,817	₩ 194,817		₩ 292,226	₩ 853,299	$ 677,125	₩ 689,653	₩ 861,092
Dividends Recognised As Distributions To Owners Of Parent			₩ 194,817		584,452	$ 463,785	₩ 292,226
Dividends Recognised As Distributions To Owners Per Share	₩ 500	₩ 500	₩ 500	₩ 750			₩ 1,770
Dividends Proposed Or Declared Before Financial Statements Authorised For Issue But Not Recognised As Distribution To Owners | ₩					₩ 564,970		₩ 853,299
Dividends Proposed Or Declared Before Financial Statements Authorised For Issue But Not Recognised As Distribution To Owners Per Share					₩ 1,450		₩ 2,190